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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM FUNDS

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code:      (800) 338-3383      .

Date of fiscal year end:     June 30                         .

Date of reporting period:    Quarter ended 3/31/14.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PFM Funds

Prime Series

Schedule of Investments

March 31, 2014

(Unaudited)
		Face Amount	Value
CERTIFICATES OF DEPOSIT (58.97%)
Bank of America
0.25%	7/16/14	$ 185,000,000	$185,000,000
Bank of Nova Scotia (Houston)
0.24%	7/1/14	100,000,000	100,000,000
*0.27%	8/5/14	75,000,000	75,000,000
BNP Paribas (NY)
0.30%	9/4/14	100,000,000	100,000,000
0.30%	9/4/14	100,000,000	100,000,000
Canadian Imperial Bank (NY)
*0.28%	7/2/14	60,000,000	60,000,000
CitiBank
0.24%	7/1/14	100,000,000	100,000,000
0.24%	7/1/14	50,000,000	50,000,000
0.24%	7/1/14	50,000,000	50,000,000
Credit Agricole Corp. & Investment Bank (NY)
0.10%	4/1/14	75,000,000	75,000,000
0.25%	7/1/14	100,000,000	100,000,000
Credit Suisse (NY)
0.29%	6/9/14	25,400,000	25,410,175
0.29%	7/14/14	15,000,000	15,011,218
*0.43%	10/31/14	100,000,000	100,000,000
*0.48%	11/25/14	50,000,000	50,000,000
Deutsche Bank (NY)
0.22%	5/29/14	100,000,000	100,000,000
0.25%	6/27/14	100,000,000	100,000,000
JP Morgan Chase Bank
0.42%	8/11/14	50,000,000	50,000,000
Mizuho Corporate Bank (NY)
0.22%	4/21/14	75,000,000	75,000,000
0.22%	5/13/14	47,000,000	47,000,000
Natixis (NY)
0.07%	4/3/14	100,000,000	100,000,000
Nordea Bank Finland (NY)
0.21%	6/2/14	35,000,000	35,000,000
0.21%	8/25/14	90,000,000	90,000,000
0.21%	8/26/14	50,000,000	49,998,980
Rabobank Nederland NV (NY)
0.23%	5/5/14	50,000,000	50,000,000
0.25%	7/1/14	13,000,000	13,000,000
0.25%	7/15/14	75,000,000	75,000,000
*0.28%	7/18/14	50,000,000	50,003,797
Royal Bank of Canada (NY)
*0.28%	6/10/14	30,000,000	30,000,000
*0.27%	10/10/14	100,000,000	100,021,269
*0.25%	1/13/15	25,000,000	25,000,000

		Face Amount	Value
Skandinaviska Enskilda Banken (NY)
*0.30%	5/30/14	$ 35,000,000	$ 35,000,000
0.28%	10/1/14	100,000,000	100,000,000
Societe Generale (NY)
0.28%	5/2/14	100,000,000	100,000,000
Standard Chartered Bank (NY)
*0.26%	7/1/14	35,000,000	35,000,000
0.26%	7/8/14	30,000,000	30,000,000
*0.26%	10/2/14	135,000,000	135,000,000
Sumitomo Mitsui Bank (NY)
0.21%	4/1/14	50,000,000	50,000,000
0.22%	7/7/14	50,000,000	49,999,998
Svenska Handelsbanken (NY)
*0.42%	10/6/14	25,000,000	25,017,540
Swedbank (NY)
0.24%	4/1/14	100,000,000	100,000,000
*0.33%	2/6/15	100,000,000	100,000,000
Toronto Dominion Bank (NY)
0.32%	4/2/14	50,000,000	50,000,000
0.23%	5/1/14	100,000,000	100,000,000
0.30%	5/13/14	50,000,000	50,000,000
UBS AG (CT)
0.42%	5/30/14	20,000,000	20,003,090
Wells Fargo Bank
0.20%	6/2/14	50,000,000	50,000,000
0.21%	6/6/14	50,000,000	50,000,000
0.21%	8/12/14	60,000,000	60,000,000
Westpac Banking Corporation (NY)
*0.28%	4/15/14	100,000,000	100,001,558
*0.24%	4/23/14	50,000,000	50,000,000
Total Certificates of Deposit			3,465,467,625
COMMERCIAL PAPER (21.47%)
Bank of Tokyo Mitsubishi UFJ LTD
0.19%	4/1/14	100,000,000	100,000,000
0.22%	7/1/14	100,000,000	99,944,389
General Electric Capital Corp.
0.20%	7/8/14	100,000,000	99,945,556
0.20%	8/4/14	50,000,000	49,965,278
HSBC USA Inc.
0.23%	4/1/14	40,000,000	40,000,000
0.25%	7/1/13	115,000,000	114,928,021
0.24%	8/12/14	50,000,000	49,956,590
JP Morgan Securities LLC
*0.28%	6/20/14	75,000,000	75,000,000
0.40%	7/25/14	75,000,000	74,904,167
PNC Bank
0.30%	8/20/14	10,000,000	9,988,250
0.30%	8/21/14	80,000,000	79,905,334
PNC Bank (Callable)
0.30%	12/3/14	75,000,000	75,000,000
Rabobank USA Finance Corp.
0.28%	7/1/14	12,400,000	12,391,223

		Face Amount	Value
Societe Generale North America
0.26%	5/2/14	$ 100,000,000	$ 99,977,611
Toyota Motor Credit Corp.
0.23%	7/1/14	30,000,000	29,982,558
*0.22%	9/12/14	70,000,000	70,000,000
*0.22%	11/14/14	50,000,000	50,000,000
US Bank
0.12%	4/1/14	130,000,000	130,000,000
Total Commercial Paper			1,261,888,977
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.56%)
U.S. Treasury Notes
0.08%	4/15/14	375,754,400	376,620,650
0.07%	4/30/14	50,000,000	50,072,467
0.08%	4/30/14	115,000,000	115,015,633
0.09%	6/2/14	20,000,000	20,005,246
Total U.S. Government & Agency Obligations			561,713,996
REPURCHASE AGREEMENTS (8.64%)
BNP Paribas Securities Corp.
0.08%	4/1/14	48,000,000	48,000,000
(Dated 3/31/14, repurchase price $48,000,107, collateralized by Fannie Mae Securities, 1.91% to 4.98%, maturing 7/1/37 to 9/1/40, fair value $35,773,852; collateralized by Freddie Mac securities, 2.29% to 2.56%, maturing 11/1/41 to 5/1/42, fair value $13,186,256)
Deutsche Bank Securities
0.12%	4/1/14	10,000,000	10,000,000
(Dated 3/31/14, repurchase price $10,000,033, collateralized by U.S. Treasury securities, 0.38%, maturing 3/31/16, fair value $10,200,043)
Goldman Sachs & Co.
0.06%	4/1/14	100,000,000	100,000,000
(Dated 2/28/14, repurchase price $100,005,333, collateralized by U.S. Treasury securities, 0.00% to 8.88%, maturing 8/21/14 to 8/15/17, fair value $102,005,498)
0.07%	4/1/14	350,000,000	350,000,000

(Dated 2/28/14, repurchase price $350,021,778, collateralized by Fannie Mae Securities, 3.50% to 4.50%, maturing 1/1/26 to 3/1/44, fair value $255,458,460; collateralized by Freddie Mac securities, 3.50%, maturing 5/1/42 to 9/1/42, fair value $101,563,754)

Total Repurchase Agreements			508,000,000
TOTAL INVESTMENTS (98.64%)			5,797,070,598
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (1.36%)			79,219,880
NET ASSETS (100.00%)			$ 5,876,290,478

* Floating or variable rate instrument, rate subject to change. Rate shown is that which was in effect at March 31, 2014.

PFM Funds

Government Series

Schedule of Investments

March 31, 2014

(Unaudited)		Face Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (91.36%)
Fannie Mae Mortgage Backed Security Discount Notes
0.09%	6/2/14	$10,000,000	$ 9,998,407
0.10%	6/2/14	7,000,000	6,998,855
Fannie Mae Notes
0.18%	4/15/14	3,210,000	3,214,846
*0.34%	8/11/14	5,000,000	5,004,428
0.17%	8/28/14	3,190,000	3,199,226
0.21%	10/15/14	1,082,000	1,107,753
*0.38%	10/27/14	2,000,000	2,002,955
*0.47%	11/21/14	1,000,000	1,002,267
Federal Farm Credit Banks Notes
*0.36%	5/29/14	2,080,000	2,080,773
*0.26%	7/14/14	3,000,000	3,000,780
0.16%	7/18/14	2,000,000	2,000,824
0.20%	9/22/14	415,000	420,540
*0.39%	11/18/14	650,000	650,765
*0.25%	1/20/15	2,000,000	2,001,551
*0.17%	1/26/15	4,500,000	4,501,746
*0.19%	7/20/15	2,000,000	2,000,805
*0.28%	8/3/15	2,000,000	2,003,390
*0.21%	9/18/15	1,425,000	1,425,000
Federal Home Loan Bank Discount Notes
0.11%	5/9/14	5,000,000	4,999,419
0.08%	5/16/14	5,000,000	4,999,500
0.13%	6/4/14	2,500,000	2,499,422
0.08%	6/18/14	5,000,000	4,999,133
0.07%	6/25/14	5,000,000	4,999,150
Federal Home Loan Bank Notes
0.17%	4/22/14	4,500,000	4,500,011
0.15%	5/28/14	900,000	901,724
0.15%	7/22/14	5,000,000	5,000,598
0.14%	7/25/14	1,750,000	1,750,273
0.13%	8/1/14	3,000,000	3,000,093
0.16%	8/13/14	1,140,000	1,162,444
*0.28%	8/18/14	1,000,000	1,000,617
0.17%	9/12/14	3,000,000	3,016,168
Federal Home Loan Bank Notes (Callable)
0.24%	1/21/15	2,000,000	2,000,000
0.21%	2/26/15	2,000,000	2,000,000
Freddie Mac Notes
0.16%	4/2/14	1,000,000	1,000,122
0.16%	7/15/14	1,833,000	1,858,624
0.10%	8/14/14	2,000,000	2,001,096
0.15%	8/27/14	1,469,000	1,474,107
U.S. Treasury Notes
0.10%	4/15/14	15,472,240	15,507,828
0.09%	4/30/14	10,000,000	10,014,295
0.08%	4/30/14	10,000,000	10,001,359
Total U.S. Government & Agency Obligations			141,300,894

		Face Amount	Value
REPURCHASE AGREEMENTS (9.63%)
Deutsche Bank Securities
0.12%	4/1/14	$ 4,900,000	$ 4,900,000
(Dated 3/31/14, repurchase price $4,900,016, collateralized by U.S. Treasury securities, 1.75%, maturing 5/15/23, fair value $4,998,058)
Goldman Sachs & Co.
0.07%	4/1/14	10,000,000	10,000,000
(Dated 2/28/14, repurchase price $10,000,622, collateralized by Ginnie Mae securities, 4.00% to 6.00%, maturing 4/15/24 to 7/15/43, fair value $10,200,635)
Total Repurchase Agreements			14,900,000
TOTAL INVESTMENTS (100.99%)			156,200,894
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-0.99%)			(1,532,753)
NET ASSETS (100.00%)			$154,668,141

* Floating or variable rate instrument, rate subject to change. Rate shown is that which was in effect at March 31, 2014.

Notes

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. on December 8, 1986. On September 29, 2008, the Fund converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios: Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, in repurchase agreements secured by U.S. Government Obligations and in shares of money market mutual funds that invest exclusively in instruments in which Prime Series can invest. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and shares of money market mutual funds that investment exclusively in U.S. Government Obligations and such repurchase agreements.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Trust’s policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. The rates shown in the Schedules of Investments are the yield-to-maturity at original cost unless otherwise noted. The dates shown in the Schedules of Investments are the actual maturity dates.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of share to which they relate.

4.	Each Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.	Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At September 30, 2013, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.	The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

C.	FAIR VALUES MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumption for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2. There have been no transfers between levels during the current period.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date    5/28/2014                     .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date    5/28/2014                     .

By (Signature and Title)*	/s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date    5/28/2014                     .

* Print the name and title of each signing officer under his or her signature.